Tax - Reconciliation between the actual tax charge and the corporate tax rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit before tax	£ 4,867	£ 5,418	£ 3,075
Tax charge based on the standard UK corporation tax rate of 19% (2021: 19%, 2020: 19%)	925	1,029	584
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 22.3% (2021: 24.0%, 2020: 25.0%))	160	273	183
Recurring items:
Non-creditable taxes including withholding taxes	117	124	107
Non-deductible expenses	28	61	28
Impact of UK bank levy being non-deductible	28	25	48
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	17	25	25
Tax adjustments in respect of share-based payments	10	(5)	14
Banking surcharge and other items	(39)	(48)	(70)
Non-taxable gains and income	(129)	(152)	(180)
Tax relief on payments made under AT1 instruments	(136)	(113)	(124)
Changes in recognition of deferred tax and effect of unrecognised tax losses	(146)	(140)	(123)
Adjustments in respect of prior years	(157)	105	194
Tax relief on holdings of inflation-linked government bonds	(510)	(157)	(20)
Non-recurring items:
Remeasurement of UK deferred tax assets due to tax rate changes	183	(218)	(43)
Non-deductible provisions for investigations and litigation	85	0	(6)
Non-deductible provisions for UK customer redress	49	21	7
Tax charge	£ 485	£ 830	£ 624
Tax, percentage
Applicable tax rate	19.00%	19.00%	19.00%
Tax rate impact of profits/losses earned in territories with different statutory rates to the UK	3.30%	5.00%	6.00%
Recurring items, percentages
Non-creditable taxes including withholding taxes, percentage	2.40%	2.30%	3.40%
Non-deductible expenses, percentage	0.60%	1.10%	0.90%
Impact of UK bank levy being non-deductible, percentage	0.60%	0.50%	1.60%
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK, percentage	0.30%	0.50%	0.80%
Tax adjustments in respect of share-based payments, percentage	0.20%	(0.10%)	0.50%
Banking surcharge and other items, percentage	(0.80%)	(0.90%)	(2.30%)
Non-taxable gains and income, percentage	(2.60%)	(2.80%)	(5.90%)
Tax relief on payments made under AT1 instruments, percentage	(2.80%)	(2.10%)	(4.00%)
Changes in recognition of deferred tax and effect of unrecognised tax losses, percentage	(3.00%)	(2.60%)	(4.00%)
Adjustments in respect of prior years, percentage	(3.20%)	1.90%	6.30%
Tax relief on holdings of inflation linked government bonds, percentage	(0.105)	(0.029)	(0.006)
Non-recurring items, percentages
Remeasurement of UK deferred tax assets due to tax rate changes, percentage	3.80%	(4.00%)	(1.40%)
Non-deductible provisions for investigations and litigation, percentage	1.70%	0.00%	(0.20%)
Non-deductible provisions for UK customer redress, percentage	1.00%	0.40%	0.20%
Total tax charge, percentage	10.00%	15.30%	20.30%
UK banking surcharge rate	8.00%	8.00%	8.00%
Weighted average
Tax, percentage
Tax rate impact of profits/losses earned in territories with different statutory rates to the UK	22.30%	24.00%	25.00%